Income Tax (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of income tax
	Years Ended June 30,
	2021	2020	2019

(a) Income tax expense:
Current tax	-	-	-
Adjustment for current tax of prior periods	-	-	-
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 26% (2020: 27.5%, 2019: 27.5%)	(3,980,432)	(3,700,620)	(3,392,903)
Effect of lower tax rates of tax on overseas income	(11,344)	(18,308)	19,045

Add tax effect of:
Research and development expenditure (net of tax incentive)	1,393,478	-	1,688,887
Research and development tax offset (1)	(2,976,920)	-	-
Adjustments for current tax of prior periods (1)	1,764,370	-	-
Other	628,535	148,105	145,245

Deferred tax asset not recognised	3,182,313	3,570,823	1,539,726
Income tax expense attributable to loss before income tax	-	-	-

(c) Potential deferred tax asset as of June 30, 2021, 2020 and 2019 in respect of: tax losses not brought to account is (1)(2):	41,223,341	40,133,912	35,913,682
Temporary differences	(4,549,151)	(1,793,626)	(1,119,563)

(1)	As of June 30, 2021, the Group had a potential tax benefit related to gross tax losses carried forward of $147,101,619 (2020: $145,941,499) and a non-refundable R&D tax offset of $2,976,920 (2020: nil). The non-refundable tax offset and the adjustment for current tax of prior periods in 2021 relates to the 2020 R&D tax incentive claim which was submitted in 2021 (see Note 2).

(2)	Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carryforward tax losses as of June 30, 2021. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.